Accounts payable from acquisition of subsidiaries (Details) - BRL (R$)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Installments payable for the acquisition of businesses	R$ 863,243,000
Adjustment to present value	(7,208,000)	R$ (12,340,000)
Accounts payable from acquisition of subsidiaries	100,786,000	83,069,000	R$ 112,487,000
Current liabilities	57,346,000	43,432,000
Non-current liabilities	43,440,000	39,637,000
Installments not subject to restatement
Disclosure of detailed information about financial instruments [line items]
Installments payable for the acquisition of businesses	65,122,000	57,246,000
Napse installments subject to restatement based on exchange-rate change and LIBOR.
Disclosure of detailed information about financial instruments [line items]
Installments payable for the acquisition of businesses	10,325,000	16,960,000
Installments subject to restatement based on the change in the CDI rate
Disclosure of detailed information about financial instruments [line items]
Installments payable for the acquisition of businesses	944,000	284,000
Installments subject to restatement based on the change of IPCA
Disclosure of detailed information about financial instruments [line items]
Installments payable for the acquisition of businesses	21,441,000	12,666,000
Installments subject to restatement based on the change of IGPM
Disclosure of detailed information about financial instruments [line items]
Installments payable for the acquisition of businesses	R$ 10,162,000	R$ 8,253,000